AB Variable Products Series Fund, Inc.

AB Small Cap Growth Portfolio

Portfolio of Investments

September 30, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.5%
Information Technology – 25.9%
Communications Equipment – 1.0%
Lumentum Holdings, Inc.(a)	4,149	$675,084

Electronic Equipment, Instruments & Components – 3.1%
Allegro MicroSystems, Inc.(a) (b)	24,388	712,130
Fabrinet(a) (b)	3,483	1,269,971

		1,982,101

Semiconductors & Semiconductor Equipment – 9.5%
Ambiq Micro, Inc.(a)	4,784	143,137
Credo Technology Group Holding Ltd.(a)	10,429	1,518,567
Lattice Semiconductor Corp.(a) (b)	2,625	192,465
MACOM Technology Solutions Holdings, Inc.(a)	7,188	894,834
Rambus, Inc.(a)	9,896	1,031,163
Semtech Corp.(a) (b)	19,206	1,372,269
SiTime Corp.(a) (b)	3,502	1,055,188

		6,207,623

Software – 11.3%
Alkami Technology, Inc.(a) (b)	38,269	950,602
Amplitude, Inc. - Class A(a)	62,331	668,188
Braze, Inc. - Class A(a)	19,767	562,173
Intapp, Inc.(a)	18,325	749,493
JFrog Ltd.(a)	19,384	917,445
Klaviyo, Inc. - Class A(a)	28,166	779,917
Monday.com Ltd.(a)	2,191	424,375
Netskope, Inc. - Class A(a)	9,485	215,594
Onestream, Inc.(a)	29,124	536,755
Rubrik, Inc. - Class A(a)	7,858	646,321
ServiceTitan, Inc. - Class A(a) (b)	6,463	651,664
Via Transportation, Inc. - Class A(a)	5,292	254,439

		7,356,966

Technology Hardware, Storage & Peripherals – 1.0%
ACV Auctions, Inc. - Class A(a)	65,774	651,820

		16,873,594

Industrials – 24.1%
Aerospace & Defense – 8.2%
AeroVironment, Inc.(a) (b)	3,769	1,186,820
Karman Holdings, Inc.(a) (b)	12,664	914,341
Kratos Defense & Security Solutions, Inc.(a) (b)	10,151	927,497
Leonardo DRS, Inc.	17,602	799,131
Loar Holdings, Inc.(a) (b)	8,292	663,360
StandardAero, Inc.(a)	23,176	632,473
Voyager Technologies, Inc. - Class A(a)	6,890	205,184

		5,328,806

Company	Shares	U.S. $ Value

Building Products – 2.8%
Armstrong World Industries, Inc.	4,624	$906,350
Zurn Elkay Water Solutions Corp. - Class C	19,179	901,989

		1,808,339

Construction & Engineering – 5.2%
Construction Partners, Inc. - Class A(a)	7,400	939,800
Everus Construction Group, Inc.(a)	10,490	899,517
Legence Corp. - Class A(a)	15,218	468,867
Primoris Services Corp.	8,090	1,111,000

		3,419,184

Ground Transportation – 0.0%
Saia, Inc.(a)	82	24,547

Machinery – 6.8%
Enpro, Inc.(b)	3,880	876,880
Esab Corp.	5,689	635,689
ESCO Technologies, Inc.	4,165	879,273
ITT, Inc.	4,704	840,887
SPX Technologies, Inc.(a)	6,369	1,189,602

		4,422,331

Professional Services – 1.1%
FTI Consulting, Inc.(a)	4,416	713,846

		15,717,053

Health Care – 21.9%
Biotechnology – 11.2%
Akero Therapeutics, Inc.(a)	9,946	472,236
Apogee Therapeutics, Inc.(a)	8,489	337,268
ARS Pharmaceuticals, Inc.(a) (b)	15,091	151,665
Ascendis Pharma A/S (ADR)(a)	2,025	402,590
Bridgebio Pharma, Inc.(a)	13,686	710,851
Caris Life Sciences, Inc.(a)	12,136	367,114
Celcuity, Inc.(a) (b)	6,293	310,874
CG oncology, Inc.(a) (b)	12,107	487,670
Denali Therapeutics, Inc.(a)	20,107	291,954
Dianthus Therapeutics, Inc.(a)	8,284	325,975
Halozyme Therapeutics, Inc.(a)	4,672	342,645
Insmed, Inc.(a)	1,801	259,362
Legend Biotech Corp. (ADR)(a) (b)	9,568	312,012
Merus NV(a)	4,909	462,182
Mineralys Therapeutics, Inc.(a)	8,584	325,505
Newamsterdam Pharma Co. NV(a) (b)	12,675	360,477
Rhythm Pharmaceuticals, Inc.(a)	5,831	588,873
Viridian Therapeutics, Inc.(a) (b)	18,036	389,217
Xenon Pharmaceuticals, Inc.(a)	9,691	389,094

		7,287,564

Company	Shares	U.S. $ Value

Health Care Equipment & Supplies – 3.1%
AtriCure, Inc.(a)	21,471	$756,853
Glaukos Corp.(a)	10,792	880,088
Kestra Medical Technologies Ltd.(a) (b)	15,048	357,540

		1,994,481

Health Care Providers & Services – 3.1%
BrightSpring Health Services, Inc.(a) (b)	30,968	915,414
GeneDx Holdings Corp.(a)	3,599	387,756
PROCEPT BioRobotics Corp.(a) (b)	20,829	743,387

		2,046,557

Health Care Technology – 1.8%
HeartFlow, Inc.(a)	12,268	412,941
Waystar Holding Corp.(a)	20,621	781,948

		1,194,889

Life Sciences Tools & Services – 1.3%
Repligen Corp.(a)	6,341	847,602

Pharmaceuticals – 1.4%
Ocular Therapeutix, Inc.(a)	21,232	248,202
Rapport Therapeutics, Inc.(a)	8,601	255,450
Trevi Therapeutics, Inc.(a)	43,171	395,014

		898,666

		14,269,759

Consumer Discretionary – 14.4%
Automobile Components – 1.8%
Modine Manufacturing Co.(a) (b)	8,021	1,140,265

Broadline Retail – 1.2%
Ollie’s Bargain Outlet Holdings, Inc.(a)	6,161	791,072

Diversified Consumer Services – 1.4%
Stride, Inc.(a)	3,173	472,587
Stubhub Holdings, Inc. - Class A(a) (b)	25,044	421,741

		894,328

Hotels, Restaurants & Leisure – 4.5%
Dutch Bros, Inc. - Class A(a)	12,120	634,361
Portillo’s, Inc. - Class A(a) (b)	58,794	379,221
Rush Street Interactive, Inc.(a)	42,282	865,936
Texas Roadhouse, Inc.	3,168	526,363
Wingstop, Inc.(b)	2,197	552,941

		2,958,822

Household Durables – 2.4%
Champion Homes, Inc.(a)	9,374	715,892
SharkNinja, Inc.(a)	8,205	846,346

		1,562,238

Company	Shares	U.S. $ Value

Specialty Retail – 3.1%
Boot Barn Holdings, Inc.(a) (b)	6,026	$998,629
National Vision Holdings, Inc.(a)	11,636	339,655
RH(a)	3,291	668,599

		2,006,883

		9,353,608

Financials – 7.9%
Capital Markets – 7.0%
Bullish(a)	8,737	555,761
Houlihan Lokey, Inc.	3,888	798,284
Marex Group PLC	16,462	553,452
Piper Sandler Cos.	3,055	1,060,054
StepStone Group, Inc. - Class A	12,494	815,983
Stifel Financial Corp.	6,997	793,950

		4,577,484

Insurance – 0.9%
Accelerant Holdings - Class A(a)	15,926	237,138
TWFG, Inc.(a) (b)	12,451	341,656

		578,794

		5,156,278

Consumer Staples – 2.5%
Beverages – 1.4%
Celsius Holdings, Inc.(a)	16,344	939,617

Consumer Staples Distribution & Retail – 1.1%
Chefs’ Warehouse, Inc. (The)(a)	12,091	705,268

		1,644,885

Materials – 1.2%
Chemicals – 1.2%
Element Solutions, Inc.(b)	31,479	792,326

Communication Services – 0.8%
Media – 0.8%
NIQ Global Intelligence PLC(a)	34,634	543,754

Energy – 0.8%
Energy Equipment & Services – 0.3%
TechnipFMC PLC	4,300	169,635

Oil, Gas & Consumable Fuels – 0.5%
Gulfport Energy Corp.(a)	1,781	322,325
Permian Resources Corp.	2,640	33,792

		356,117

		525,752

Total Common Stocks (cost $51,950,227)		64,877,009

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.6%

Investment Companies – 1.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.97%(c) (d) (e) (cost $1,023,006)	1,023,006	$1,023,006

Total Investments Before Security Lending Collateral for Securities Loaned – 101.1% (cost $52,973,233)		65,900,015

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.9%

Investment Companies – 1.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.97%(c) (d) (e) (cost $1,204,403)	1,204,403	1,204,403

Total Investments – 103.0% (cost $54,177,636)(f)		67,104,418
Other assets less liabilities – (3.0)%		(1,924,101)

Net Assets – 100.0%		$65,180,317

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	Affiliated investments.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)

As of September 30, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $16,226,194 and gross unrealized depreciation of investments was $(3,299,412), resulting in net unrealized appreciation of $12,926,782.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AB Variable Products Series Fund, Inc.

AB Small Cap Growth Portfolio

September 30, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$64,877,009	$—	$—	$64,877,009
Short-Term Investments	1,023,006	—	—	1,023,006
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,204,403	—	—	1,204,403

Total Investments in Securities	67,104,418	—	—	67,104,418
Other Financial Instruments(b)	—	—	—	—

Total	$67,104,418	$—	$—	$67,104,418

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2025 is as follows:

Portfolio	Market Value 12/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$683	$24,718	$24,378	$1,023	$35
AB Government Money Market Portfolio*	1,211	27,893	27,900	1,204	46
Total	$1,894	$52,611	$52,278	$2,227	$81

*	Investments of cash collateral for securities lending transactions.